Share capital - Rio Tinto Limited - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares held (in shares)	0	0	0
Rio Tinto Limited
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 95	$ 76	$ 63
Number of shares held (in shares)	995,173